Note 1 - Organization and Summary of Significant Accounting Policies - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents	$ 15,275	$ 7,663	[1]
Restricted cash	5,000	0
Restricted cash, net of current portion	0	5,000
Total cash, cash equivalents, and restricted cash	$ 20,275	$ 12,663

[1]	The condensed consolidated balance sheet as of December 31, 2020 has been derived from the audited financial statements as of that date included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020.